Income Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings (Loss) Per Common Share
Note 7. Income Per Common Share

The following tables show the weighted average number of common shares used in computing income per common share and the effect on the weighted average number of shares of potential dilutive common stock.

	Three Months Ended
	June 30, 2014	June 30, 2013
Weighted average common shares outstanding for basic income per common share	11,862,367	7,040,413
Effect of dilutive securities, stock options	-	-
Effect of dilutive securities, Series B Preferred Stock	5,240,192	1,094,106
Weighted average common shares outstanding for diluted income per common share	17,102,559	8,134,519
Basic income per common share	$0.10	$0.04
Diluted income per common share	$0.06	$0.04

	Six Months Ended
	June 30, 2014	June 30, 2013
Weighted average common shares outstanding for basic income per common share	11,862,367	6,557,664
Effect of dilutive securities, stock options	-	-
Effect of dilutive securities, Series B Preferred Stock	5,240,192	550,075
Weighted average common shares outstanding for diluted income per common share	17,102,559	7,107,739
Basic income per common share	$0.22	$0.15
Diluted income per common share	$0.15	$0.14

At June 30, 2014 and 2013, options to acquire 145,437 and 179,412 shares of common stock, respectively, were not included in computing diluted income per common share because their effects were anti-dilutive.

On June 12, 2013, the Company issued 5,240,192 shares of a new series of non-voting mandatorily convertible non-cumulative preferred stock (the “Series B Preferred Stock”) through private placements to certain investors. For more information related to the conversion rights on these preferred shares, see Note 11 – Preferred Stock and Warrant.

Note 11. Earnings (Loss) Per Common Share

The following table shows the weighted average number of common shares used in computing earnings (loss) per common share and the effect on the weighted average number of shares of potential dilutive common stock. Potential dilutive common stock had no effect on earnings (loss) per common share otherwise available to common shareholders for the years ended December 31, 2013, 2012 and 2011.

	Years Ended December 31,
	2013	2012	2011
Weighted average common shares outstanding for basic earnings (loss) per common share	9,204,847	6,050,969	6,007,743
Effect of dilutive securities, stock options	—	—	—
Effect of dilutive securities, Series B Preferred Stock	—	—	—
Weighted average common shares outstanding for diluted earnings (loss) per common share	9,204,847	6,050,969	6,007,743
Basic (loss) earnings per common share	$(0.45)	$0.32	$0.05
Diluted (loss) earnings per common share	$(0.45)	$0.32	$0.05

Options to acquire 152,287, 182,362 and 218,442 shares of common stock were not included in computing diluted earnings (loss) per common share for the years ended December 31, 2013, 2012 and 2011, respectively, because their effects were anti-dilutive.

On June 12, 2013, the Company issued 5,240,192 shares of a new series of non-voting mandatorily convertible non-cumulative preferred stock (the “Series B Preferred Stock”) through private placements to certain investors. For more information related to the conversion rights on these preferred shares, see Note 21  — Preferred Stock and Warrant. For the year ended December 31, 2013, the weighted average dilutive effect of the Series B Preferred Stock would have been 2,914,408 shares, however, these shares were not included in computing diluted earnings (loss) per common share because their effects were anti-dilutive. There was no weighted average dilutive effect of the Series B Preferred Stock for the years ended December 31, 2012 and 2011, respectively.